Leases (Details 1) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 339,958
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	60,629
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	55,431
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	51,205
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	45,081
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	37,340
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	90,272
Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	234,246
L T Amazonas [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	259,880
L T Amazonas [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	33,754
L T Amazonas [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	34,032
L T Amazonas [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	34,032
L T Amazonas [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	34,032
L T Amazonas [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	34,032
L T Amazonas [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	89,998
L T Amazonas [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	170,080
Sub Leases [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	80,078
Sub Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	26,875
Sub Leases [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	21,399
Sub Leases [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	17,173
Sub Leases [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	11,049
Sub Leases [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	3,308
Sub Leases [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	274
Sub Leases [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 64,166